UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02898

Value Line U.S. Government Money Market  Fund,Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31,2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 03/31/11 is included with this Form.

Value Line U.S. Government Money Market Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2011

Principal Amount		Yield†	Maturity Date	Value

U.S. GOVERNMENT AGENCY AND GOVERNMENT SPONSORED OBLIGATIONS (68.7%)

$4,000,000	American Express Bank FSB, FDIC Guaranteed (1)	1.24%	12/9/11	$4,020,222
2,000,000	Federal Home Loan Bank Discount Notes	0.16	5/4/11	1,999,707
5,000,000	Federal Home Loan Bank Discount Notes	0.13	5/11/11	4,999,278
100,000	Federal Home Loan Bank Discount Notes	0.14	5/13/11	99,984
620,000	Federal Home Loan Bank Discount Notes	0.12	5/16/11	619,907
3,000,000	Federal Home Loan Bank Discount Notes	0.11	6/3/11	2,999,449
3,000,000	Federal Home Loan Bank Discount Notes	0.11	6/15/11	2,999,312
3,000,000	Federal Home Loan Bank Discount Notes	0.15	6/23/11	2,998,962
415,000	Federal Home Loan Bank Discount Notes	0.13	7/11/11	414,849
2,000,000	Federal Home Loan Bank Discount Notes	0.12	7/14/11	1,999,307
1,500,000	Federal Home Loan Bank Discount Notes	0.13	7/29/11	1,499,355
953,000	Federal Home Loan Mortgage Corporation Discount Notes	0.11	4/19/11	952,947
1,200,000	Federal Home Loan Mortgage Corporation Discount Notes	0.17	4/19/11	1,199,898
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.14	5/16/11	1,999,650
5,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.19	5/23/11	4,998,628
478,000	Federal Home Loan Mortgage Corporation Discount Notes	0.16	5/25/11	477,885
3,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.18	6/27/11	2,998,695
500,000	Federal Home Loan Mortgage Corporation Discount Notes	0.17	7/15/11	499,759
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.16	9/1/11	999,341
2,000,000	Federal National Mortgage Association Discount Notes	0.17	4/20/11	1,999,820
3,000,000	Federal National Mortgage Association Discount Notes	0.13	4/25/11	2,999,740
3,000,000	Federal National Mortgage Association Discount Notes	0.17	4/25/11	2,999,660
400,000	Federal National Mortgage Association Discount Notes	0.17	4/26/11	399,953
706,000	Federal National Mortgage Association Discount Notes	0.16	5/16/11	705,859
3,000,000	Federal National Mortgage Association Discount Notes	0.07	5/18/11	2,999,726
1,000,000	Federal National Mortgage Association Discount Notes	0.08	5/25/11	999,880
283,000	Federal National Mortgage Association Discount Notes	0.10	5/25/11	282,957
1,500,000	Federal National Mortgage Association Discount Notes	0.12	6/1/11	1,499,695
899,000	Federal National Mortgage Association Discount Notes	0.15	6/2/11	898,768
1,000,000	Federal National Mortgage Association Discount Notes	0.20	7/11/11	999,439
2,000,000	Federal National Mortgage Association Discount Notes	0.19	7/13/11	1,998,913
5,000,000	Federal National Mortgage Association Discount Notes	0.13	7/18/11	4,998,050
525,000	Federal National Mortgage Association Discount Notes	0.14	8/8/11	524,737
63,079,000	TOTAL U.S. GOVERNMENT AGENCY AND GOVERNMENT SPONSORED OBLIGATIONS (Amortized Cost $63,084,332)			63,084,332

COMMERCIAL PAPER (10.8%)

1,000,000	Abbot Laboratories	0.17	5/31/11	999,717
451,000	Air Products & Chemicals, Inc.	0.18	4/7/11	450,987
1,000,000	Campbell Soup Co.	0.19	4/18/11	999,910
450,000	Cisco Systems, Inc.	0.19	4/14/11	449,969
1,000,000	Google, Inc.	0.16	5/13/11	999,813
1,000,000	Hewlett-Packard Co.	0.15	4/7/11	999,975
570,000	Hewlett-Packard Co.	0.16	4/15/11	569,965
1,000,000	Johnson & Johnson	0.22	4/6/11	999,969
2,000,000	Nestle Capital Corp.	0.20	4/26/11	1,999,722
1,000,000	PepsiCo, Inc.	0.16	4/11/11	999,956
400,000	Proctor & Gamble Co. (The)	0.20	4/4/11	399,993
9,871,000	TOTAL COMMERCIAL PAPER (Amortized Cost $9,869,976)			9,869,976

	TOTAL INVESTMENT SECURITIES (79.5%) (Cost $72,954,308)			72,954,308

1

Value Line U.S. Government Money Market Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Yield†	Maturity Date	Value

REPURCHASE AGREEMENT) (20.6%)

$18,900,000	With Morgan Stanley, 0.06%, dated 03/31/11, due 04/01/11, delivery value $18,900,032 (collateralized by $19,050,000 U.S. Treasury Notes 1.3750% due 03/15/13, with a value of $19,269,748)		$18,900,000
18,900,000	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $18,900,000)		18,900,000
	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(80,987)
	NET ASSETS (100.0%)		$91,773,321
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($91,773,321 ÷ 91,800,784 shares outstanding)		$1.00

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(1)	Rate at March 31, 2011. Floating rate changes monthly.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets
U.S. Government Agency and Government Sponsored Obligations	$0	$63,084,332	$0	$63,084,332
Commercial Paper	0	9,869,976	0	9,869,976
Repurchase Agreements	0	18,900,000	0	18,900,000

Total Investments in Securities	$0	$91,854,308	$0	$91,854,308

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.     Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 20, 2011